Preferred Stock and Convertible Preferred Stock - Schedule of Preferred Stock Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	33,336,283	10,000,000	10,329,266
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Value, Issued	$ 0	$ 0
Series Seed 1 Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	6,500,000
Preferred Stock, Shares Issued	6,500,000
Preferred Stock, Shares Outstanding	6,500,000
Preferred Stock, Liquidation Preference Per Share	$ 1
Preferred Stock, Liquidation Preference, Value	$ 6,500
Preferred Stock, Value, Issued	$ 6,436
Series Seed 1 Convertible Preferred Stock | Dianthus | First Issue
Class of Stock [Line Items]
Preferred Stock Issued Date	2019-07
Series Seed 1 Convertible Preferred Stock | Dianthus | Second Issue
Class of Stock [Line Items]
Preferred Stock Issued Date	2020-04
Series Seed 1 Convertible Preferred Stock | Dianthus | Third issue
Class of Stock [Line Items]
Preferred Stock Issued Date	2020-12
Series Seed 2 Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Preferred Stock Issued Date	2021-05
Preferred Stock, Shares Authorized	3,829,266
Preferred Stock, Shares Issued	3,829,265
Preferred Stock, Shares Outstanding	3,829,265
Preferred Stock, Liquidation Preference Per Share	$ 3.9172
Preferred Stock, Liquidation Preference, Value	$ 15,000
Preferred Stock, Value, Issued	$ 14,912
Series A Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Preferred Stock Issued Date	2022-04
Preferred Stock, Shares Authorized	23,007,017
Preferred Stock, Shares Issued	23,007,017
Preferred Stock, Shares Outstanding	23,007,017
Preferred Stock, Liquidation Preference Per Share	$ 4.3465
Preferred Stock, Liquidation Preference, Value	$ 100,000
Preferred Stock, Value, Issued	$ 96,676
Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	33,336,283
Preferred Stock, Shares Issued	33,336,282
Preferred Stock, Shares Outstanding	33,336,282
Preferred Stock, Liquidation Preference, Value	$ 121,500
Preferred Stock, Value, Issued	$ 118,024